SUBSEQUENT EVENTS - Narrative (Details) $ / shares in Units, shares in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2020	Jan. 04, 2021 USD ($) $ / shares	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Class A exchangeable subordinate voting shares of BEPC | shares	15,000
BEPC share price (dollars per share)	$ 51.50
Proceeds from secondary offering | $	$ 750,000,000
Brookfield Class A Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ratio of shares electable to receive per unit		0.40
Brookfield Class A Shares with liquidity option
Disclosure of non-adjusting events after reporting period [line items]
Ratio of shares electable to receive per unit		0.66
Brookfield Property Partners L.P. (“BPY”)
Disclosure of non-adjusting events after reporting period [line items]
Ownership Interest Held by Non-Controlling Interest		38.30%	100.00%	44.80%
Share price on date of acquisition (dollars per unit)			$ 16.50
total value on share acquisition | $			$ 5,900,000,000
Share price on date of acquisition, liquidation preference (dollars per unit)			$ 25.00